Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 32,814	$ 31,735
Work-in-process	2,854	2,297
Finished goods	12,134	11,367
Inventory on consignment	4	612
Inventory Net	$ 47,806	$ 46,011